15. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 15 - SUBSEQUENT EVENT

On January 9, 2013, the Company  entered into an amendment to the Securities Purchase Agreement with Ascendiant Capital Partners, LLC ("Ascendiant") amending the Securities Purchase Agreement dated October 18, 2012 with Ascendiant to modify the date of the issuance of and the price for the third payment of shares of our common stock (the "Commitment Shares") to be issued to Ascendiant in consideration for agreeing to the terms of the Securities Purchase Agreement dated October 18, 2012.

Pursuant to the this amendment to the Securities Purchase Agreement, the parties amended the price of the third payment of the Commitment Shares to $0.175 from 95% of the daily volume weighted average price of our common stock during the ten trading days prior to the issuance of these Commitment Shares. Accordingly, the Company agreed that the number of the Commitment Shares to be issued as the third payment was 818,930 shares and issued these shares on January 10, 2013.

On February 19, 2013, the Company entered into a First Amended and Restated Securities Purchase Agreement (the "Amended Equity Line of Credit Agreement") with Ascendiant Capital Partners, LLC ("Ascendiant") whereby the parties amended the Securities Purchase Agreement dated October 18, 2012, as amended on January 9, 2013 (the "Original Equity Line of Credit Agreement") with Ascendiant:

The Amended Equity Line of Credit Agreement made, among other things, the following changes to the Original Equity Line of Credit Agreement:

1. The purchase price of the shares of our common stock to be sold to Ascendiant is no longer based on the pricing period following the date of a draw down notice. Instead, it is to be the lesser of (i) 75% of the volume weighted average price on the date of delivery of the draw down notice and (ii) 75% of the closing price of the last transaction on the date of delivery of the draw down notice as long as such price is within the bid and offer at the close (if such transaction is not within the bid and offer at the close, then the next most recent transaction will be selected until one is located that is within the bid and offer at close);

2. The maximum dollar amount as to each draw down is to be equal to (i) 20% of the average daily trading volume during the 7 trading days immediately prior to the date of the draw down notice, eliminating the 2 days with the greatest trading volume and the 2 days with the least trading volume, multiplied by (ii) the volume weighted average price on the trading day immediately prior to the date of the draw down notice; provided, however, no draw down can exceed $25,000. Only one draw down will be allowed on each trading day; and

3. The draw down notices can be given, beginning on the 20th trading day following the effective date of the initial registration statement to be filed pursuant to the First Amended and Restated Registration Rights Agreement dated February 19, 2013 with Ascendiant and every regular, full  (non-holiday) trading day thereafter for a period of 36 months. The threshold price for exercising the draw downs was increased to $0.0375 from $0.01.